DEBT - Total Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt
Long-term debt, current portion	$ 80,600	$ 80,600
Long-term debt, non-current portion	105,429	178,916
Total debt	186,029	259,516
Senior Notes
Debt
Long-term debt, current portion	80,600	80,600
Long-term debt, non-current portion	42,000	122,600
Total debt	122,600
Unsecured Debt
Debt
Long-term debt, non-current portion	$ 63,429	$ 56,316